Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
OPERATING ACTIVITIES:
Net loss	$ (575)	$ (1,201)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19	154
Stock-based compensation	154	258
Change in allowance for doubtful accounts	(16)	10
Changes in operating assets and liabilities:
Accounts receivable	(867)	(1,372)
Inventory	(727)	(310)
Prepaid expenses and other current assets	(4)	264
Other assets	10	34
Accounts payable	1,270	608
Accrued expenses	53	15
Taxes payable	(14)	(4)
Other liabilities	(14)	(26)
Net cash used in operating activities	(711)	$ (1,570)
INVESTING ACTIVITIES:
Purchase of fixed assets	$ (34)
Sale of fixed assets		$ 1
Net cash (used in) provided by investing activities	$ (34)	1
FINANCING ACTIVITIES:
Proceeds from exercise of stock options	115	676
Payment of capital lease obligations	(10)	$ (10)
Net proceeds from line of credit	329
Net cash provided by financing activities	434	$ 666
Net decrease in cash and cash equivalents	(311)	(903)
Effect of exchange rate changes on cash	(55)	16
Cash and cash equivalents, beginning of period	857	1,464
Cash and cash equivalents, end of period	491	577
Supplemental disclosure:
Interest	38	10
Income taxes	$ 30	$ 32